Segment reporting (Tables)	9 Months Ended
Sep. 30, 2023
Segment reporting
Schedule of segment reporting

	Three months ended September 30,
	2023				2022
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	3,503	2,781	(117)	6,167	2,874	3,031	(170)	5,735
Third party	3,386	2,781		6,167	2,704	3,031	--	5,735
Intra-segment	117	--	(117)	—	170	--	(170)	—
Cost of sales	(2,557)	(1,958)		(4,515)	(2,053)	(2,036)		(4,089)
Gross profit	829	823		1,652	651	995		1,646
Gross profit in %	24.5%	29.6%		26.8%	24.1%	32.8%		28.7%
Operating Expenses				(5,106)				(5,254)
Other operating expenses				(181)				(159)
Other operating income				837				1,227
Operating loss				(2,798)				(2,540)
Finance expense				(425)				(6,175)
Finance income				44				8
Financial result				(381)				(6,167)
Loss before income taxes				(3,179)				(8,707)
Income tax income (expense)				—				5
Net loss				(3,179)				(8,702)

	Nine months ended September 30,
	2023				2022
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	10,730	8,449	(160)	19,019	8,486	9,334	(754)	17,066
Third party	10,570	8,449	--	19,019	7,732	9,334	--	17,066
Intra-segment	160	--	(160)	—	754	--	(754)	—
Cost of sales	(7,766)	(5,831)		(13,597)	(5,967)	(5,771)		(11,738)
Gross profit	2,804	2,618		5,422	1,765	3,563		5,328
Gross profit in %	26.5%	31.0%		28.5%	22.8%	38.2%		31.2%
Operating Expenses				(15,417)				(15,055)
Other operating expenses				(795)				(573)
Other operating income				2,214				4,685
Operating loss				(8,576)				(5,615)
Finance expense				(1,586)				(6,333)
Finance income				107				610
Financial result				(1,479)				(5,723)
Loss before income taxes				(10,055)				(11,338)
Income tax income (expense)				(12)				84
Net loss				(10,067)				(11,254)